IFRS 7 - Disclosure - Market Risk - Summary of Stressed Value At Risk by Trading Activities (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Market Risk [line items]
Stressed total VaR (one-day measure)	$ 27.2	$ 30.0	$ 22.3
Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	31.3	25.7	18.2
Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	6.8	10.2	9.2
Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	6.4	13.6	3.7
Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	2.1	15.7	11.8
Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	2.6	2.0	3.6
Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	5.5	6.3	4.6
Risk diversification effect [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	(27.5)	(43.5)	(28.8)
High [Member]
Market Risk [line items]
Stressed total VaR (one-day measure)	40.0
High [Member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	39.8
High [Member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	12.1
High [Member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	14.8
High [Member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	12.1
High [Member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	11.1
High [Member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	6.8
Low [Member]
Market Risk [line items]
Stressed total VaR (one-day measure)	17.6
Low [Member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	13.6
Low [Member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	5.7
Low [Member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	2.5
Low [Member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	0.2
Low [Member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	1.5
Low [Member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	4.1
Average risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	26.2	27.1	21.7	$ 26.6	$ 20.3
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	23.7	24.4	17.7	24.0	22.7
Average risk [member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	8.9	9.8	10.1	9.3	10.1
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	8.1	8.9	7.2	8.5	4.7
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	2.4	10.7	6.7	6.5	8.9
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	3.1	2.3	4.4	2.7	5.4
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	5.2	5.8	5.4	5.5	5.2
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	$ (25.2)	$ (34.8)	$ (29.8)	$ (29.9)	$ (36.7)